Changes in and Reclassifications From Accumulated Other Comprehensive Income - AOCI Rollforward (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 1,883	$ 3,185	$ 2,552	$ 2,005
OCI before reclassifications	(12)	(238)	663
Amounts reclassified from AOCI	2
OCI, net of tax	(10)	(274)	564	888
Ending balance	2,153	2,597	3,185	2,552
Accumulated Other Comprehensive Loss
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0	1,281	717	(171)
OCI before reclassifications				925
Amounts reclassified from AOCI		(36)	(99)	(37)
OCI, net of tax	(10)	(274)	564	888
Ending balance	(10)	1,007	1,281	717
Net Unrealized Gain on Fixed Maturities
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0	1,282	717	(173)
OCI before reclassifications	(12)	(238)	665	927
Amounts reclassified from AOCI	2	(37)	(100)	(37)
OCI, net of tax	(10)	(275)	565	890
Ending balance	(10)	1,007	1,282	717
Unrealized Losses on Fixed Maturities for Which an ACL Has Been Recorded
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0	0	0
OCI before reclassifications	0	0	(1)
Amounts reclassified from AOCI	0	0	1
OCI, net of tax	0	0	0
Ending balance	0	0	0	0
Net Gain on Cash Flow Hedging Instruments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0	(1)	0	0
OCI before reclassifications	0	0	(1)	0
Amounts reclassified from AOCI	0	1	0	0
OCI, net of tax	0	1	(1)	0
Ending balance	0	0	(1)	0
Foreign Currency Translation Adjustments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0	0	0	2
OCI before reclassifications	0	0	0	(2)
Amounts reclassified from AOCI	0	0	0	0
OCI, net of tax	0	0	0	(2)
Ending balance	$ 0	$ 0	$ 0	$ 0